Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs ETF Trust and Shareholders of the Funds listed in Appendix A

In planning and performing our audits of the financial statements of the Funds listed in Appendix A, (hereafter collectively referred to as the “Funds”) as of and for the periods listed in Appendix A, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of August 31, 2025.

This report is intended solely for the information and use of the Board of Trustees of Goldman Sachs ETF Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 27, 2025

Appendix A

Fund Book Fund Period
Equity ETFs Goldman Sachs Equal Weight U.S. Large Cap Equity ETF  September 1, 2024 – August 31, 2025
Equity ETFs Goldman Sachs Hedge Industry VIP ETF  September 1, 2024 – August 31, 2025
Equity ETFs Goldman Sachs India Equity ETF    April 1, 2025 – August 31, 2025
Equity ETFs Goldman Sachs Innovate Equity ETF  September 1, 2024 – August 31, 2025
Equity ETFs Goldman Sachs JUST U.S. Large Cap Equity ETF  September 1, 2024 – August 31, 2025
Equity ETFs  Goldman Sachs Small Cap Equity ETF   September 1, 2024 – August 31, 2025
MarketBeta ETFs   Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF   September 1, 2024 – August 31, 2025
MarketBeta ETFs   Goldman Sachs MarketBeta Russell 1000 Value Equity ETF   September 1, 2024 – August 31, 2025
MarketBeta ETFs   Goldman Sachs MarketBeta Emerging Markets Equity ETF   September 1, 2024 – August 31, 2025
MarketBeta ETFs   Goldman Sachs MarketBeta International Equity ETF   September 1, 2024 – August 31, 2025
MarketBeta ETFs   Goldman Sachs MarketBeta U.S. Equity ETF   September 1, 2024 – August 31, 2025
Buffer ETFs   Goldman Sachs U.S. Large Cap Buffer 1 ETF    December 30, 2024 – August 31, 2025
Buffer ETFs   Goldman Sachs U.S. Large Cap Buffer 2 ETF    January 30, 2025 – August 31, 2025
Buffer ETFs   Goldman Sachs U.S. Large Cap Buffer 3 ETF    February 27, 2025 – August 31, 2025
Future ETFs   Goldman Sachs Future Health Care Equity ETF   September 1, 2024 – August 31, 2025
Future ETFs   Goldman Sachs Future Tech Leaders Equity ETF   September 1, 2024 – August 31, 2025
Municipal Bond ETFs   Goldman Sachs Dynamic California Municipal Income ETF   September 1, 2024 – August 31, 2025
Municipal Bond ETFs   Goldman Sachs Dynamic New York Municipal Income ETF    September 1, 2024 – August 31, 2025
Municipal Bond ETFs   Goldman Sachs Municipal Income ETF    September 1, 2024 – August 31, 2025
Municipal Bond ETFs   Goldman Sachs Ultra Short Municipal Income ETF   September 1, 2024 – August 31, 2025
Access ETFs   Goldman Sachs Access Emerging Markets USD Bond ETF   September 1, 2024 – August 31, 2025
Access ETFs   Goldman Sachs Access High Yield Corporate Bond ETF   September 1, 2024 – August 31, 2025
Access ETFs   Goldman Sachs Access Inflation Protected USD Bond ETF   September 1, 2024 – August 31, 2025
Access ETFs   Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF   September 1, 2024 – August 31, 2025
Access ETFs   Goldman Sachs Access Investment Grade Corporate Bond ETF   September 1, 2024 – August 31, 2025
Access ETFs   Goldman Sachs Access Municipal Bond ETF   September 1, 2024 – August 31, 2025
Access ETFs   Goldman Sachs Access Treasury 0-1 Year ETF   September 1, 2024 – August 31, 2025
Access ETFs   Goldman Sachs Access U.S. Aggregate Bond ETF   September 1, 2024 – August 31, 2025
Access ETFs   Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities ETF   September 1, 2024 – August 31, 2025
Active Fixed Income ETFs  Goldman Sachs Core Bond ETF    June 24, 2025 – August 31, 2025
Active Fixed Income ETFs   Goldman Sachs Corporate Bond ETF    June 24, 2025 – August 31, 2025
Active Fixed Income ETFs   Goldman Sachs Ultra Short Bond ETF   September 1, 2024 – August 31, 2025
ActiveBeta ETFs   Goldman Sachs ActiveBeta Emerging Markets Equity ETF   September 1, 2024 – August 31, 2025
ActiveBeta ETFs   Goldman Sachs ActiveBeta Europe Equity ETF   September 1, 2024 – August 31, 2025
ActiveBeta ETFs   Goldman Sachs ActiveBeta International Equity ETF   September 1, 2024 – August 31, 2025
ActiveBeta ETFs   Goldman Sachs ActiveBeta Japan Equity ETF   September 1, 2024 – August 31, 2025
ActiveBeta ETFs   Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF   September 1, 2024 – August 31, 2025
ActiveBeta ETFs   Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF   September 1, 2024 – August 31, 2025
ActiveBeta ETFs   Goldman Sachs ActiveBeta World Low Vol Plus Equity ETF   September 1, 2024 – August 31, 2025

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